SCHEDULE OF BASIC AND DILUTED NET INCOME (LOSS) PER ORDINARY SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Allocation of net income	$ 489,829	$ 611,725	$ 2,419,304	$ 380,811
Basic weighted average shares outstanding	4,739,491	6,600,000	6,600,000	1,341,758
Diluted weighted average shares outstanding	4,739,491	6,600,000	6,600,000	1,341,758
Basic net income per share	$ 0.07	$ 0.07	$ 0.27	$ 0.12
Diluted net income per share	$ 0.07	$ 0.07	$ 0.27	$ 0.12
Ordinary Shares Subject to Redemption [Member]
Allocation of net income	$ 327,878	$ 447,783	$ 1,784,469	$ 159,314
Basic weighted average shares outstanding	4,739,491	6,600,000	6,600,000	1,341,758
Diluted weighted average shares outstanding	4,739,491	6,600,000	6,600,000	1,341,758
Basic net income per share	$ 0.07	$ 0.07	$ 0.27	$ 0.12
Diluted net income per share	$ 0.07	$ 0.07	$ 0.27	$ 0.12
Ordinary Shares not Subject to Redemption [Member]
Allocation of net income	$ 161,951	$ 163,942	$ 634,835	$ 221,497
Basic weighted average shares outstanding	2,341,000	2,416,000	2,347,986	1,865,478
Diluted weighted average shares outstanding	2,341,000	2,416,000	2,347,986	1,865,478
Basic net income per share	$ 0.07	$ 0.07	$ 0.27	$ 0.12
Diluted net income per share	$ 0.07	$ 0.07	$ 0.27	$ 0.12